Income tax - Income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income tax expense
Current income tax expense	¥ 531,961		¥ 275,107	¥ 74,300
Deferred income tax (benefit) expense	(85,930)	$ (11,772)	(32,071)	10,174
Total	¥ 446,031	$ 61,106	¥ 243,036	¥ 84,474